NET FEE AND COMMISSION INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of fee and commission income (expense) [Abstract]
Schedule of Fee and Commission Income

	2021	2020	2019
	£m	£m	£m
Fee and commission income:
Current accounts	638	615	659
Credit and debit card fees	883	748	982
Commercial banking and treasury fees	413	274	248
Unit trust and insurance broking	113	146	206
Private banking and asset management	—	6	69
Factoring	76	76	103
Other fees and commissions	485	443	489
Total fee and commission income	2,608	2,308	2,756
Fee and commission expense	(1,185)	(1,148)	(1,350)
Net fee and commission income	1,423	1,160	1,406